Quarterly Holdings Report
for
Fidelity® Sustainable International Equity Fund
January 31, 2025
SIC-NPRT1-0425
1.9904431.102
Common Stocks - 96.1%
	Shares	Value ($)
AUSTRALIA - 3.8%
Financials - 2.4%
Capital Markets - 1.4%
Macquarie Group Ltd	1,086	160,655
Insurance - 1.0%
QBE Insurance Group Ltd	9,125	117,783
TOTAL FINANCIALS		278,438

Industrials - 0.8%
Commercial Services & Supplies - 0.8%
Brambles Ltd	7,717	94,306
Materials - 0.6%
Metals & Mining - 0.6%
IperionX Ltd (a)	26,219	68,302
TOTAL AUSTRALIA		441,046
AUSTRIA - 0.8%
Materials - 0.8%
Construction Materials - 0.8%
Wienerberger AG	3,051	89,446
BELGIUM - 2.3%
Financials - 0.6%
Banks - 0.6%
KBC Group NV	924	71,259
Health Care - 1.7%
Pharmaceuticals - 1.7%
UCB SA	1,018	198,753
TOTAL BELGIUM		270,012
CANADA - 0.4%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Alimentation Couche-Tard Inc	1,096	57,879
DENMARK - 3.6%
Financials - 0.4%
Insurance - 0.4%
Tryg A/S	2,274	46,123
Health Care - 3.2%
Pharmaceuticals - 3.2%
Novo Nordisk A/S Series B	4,463	376,787
TOTAL DENMARK		422,910
FINLAND - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
Fortum Oyj	3,141	45,619
FRANCE - 9.7%
Consumer Discretionary - 2.1%
Textiles, Apparel & Luxury Goods - 2.1%
Hermes International SCA	74	209,115
LVMH Moet Hennessy Louis Vuitton SE	51	37,302
		246,417
Consumer Staples - 1.5%
Food Products - 0.8%
Danone SA	1,233	86,366
Personal Care Products - 0.7%
L'Oreal SA	228	84,595
TOTAL CONSUMER STAPLES		170,961

Financials - 4.4%
Banks - 1.1%
BNP Paribas SA	1,799	122,889
Capital Markets - 1.1%
Amundi SA (b)(c)	1,793	126,484
Insurance - 2.2%
AXA SA	6,701	254,217
TOTAL FINANCIALS		503,590

Health Care - 1.0%
Health Care Equipment & Supplies - 1.0%
EssilorLuxottica SA	443	122,107
Materials - 0.7%
Chemicals - 0.7%
Air Liquide SA	497	86,816
TOTAL FRANCE		1,129,891
GERMANY - 7.4%
Consumer Discretionary - 0.8%
Textiles, Apparel & Luxury Goods - 0.8%
adidas AG	359	94,932
Financials - 1.3%
Insurance - 1.3%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	289	156,647
Health Care - 1.5%
Life Sciences Tools & Services - 0.1%
Gerresheimer AG	207	14,581
Pharmaceuticals - 1.4%
Merck KGaA	1,102	166,350
TOTAL HEALTH CARE		180,931

Industrials - 1.2%
Air Freight & Logistics - 0.6%
Deutsche Post AG	1,971	70,961
Industrial Conglomerates - 0.6%
Siemens AG	337	72,245
TOTAL INDUSTRIALS		143,206

Information Technology - 2.0%
Software - 2.0%
SAP SE	820	225,971
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Instone Real Estate Group SE (b)(c)	7,664	65,990
TOTAL GERMANY		867,677
HONG KONG - 1.6%
Financials - 1.6%
Insurance - 1.6%
AIA Group Ltd	25,742	180,970
INDIA - 0.9%
Financials - 0.9%
Banks - 0.9%
HDFC Bank Ltd ADR	1,705	103,391
IRELAND - 1.0%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Dalata Hotel Group PLC	3,825	18,789
Industrials - 0.8%
Building Products - 0.8%
Kingspan Group PLC	1,366	95,370
TOTAL IRELAND		114,159
ITALY - 3.8%
Financials - 2.4%
Banks - 2.4%
UniCredit SpA	6,150	282,428
Industrials - 1.4%
Electrical Equipment - 1.4%
Prysmian SpA	2,269	158,509
TOTAL ITALY		440,937
JAPAN - 22.0%
Consumer Discretionary - 4.2%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	3	84
Household Durables - 3.2%
Sony Group Corp	16,718	368,955
Specialty Retail - 1.0%
Fast Retailing Co Ltd	379	124,826
TOTAL CONSUMER DISCRETIONARY		493,865

Financials - 5.9%
Banks - 2.5%
Mizuho Financial Group Inc	2,244	61,790
Sumitomo Mitsui Financial Group Inc	9,371	230,931
		292,721
Financial Services - 2.8%
ORIX Corp	15,087	318,680
Insurance - 0.6%
Tokio Marine Holdings Inc	2,240	73,883
TOTAL FINANCIALS		685,284

Health Care - 1.5%
Health Care Equipment & Supplies - 1.5%
Hoya Corp	1,346	180,749
Industrials - 9.5%
Electrical Equipment - 0.4%
Fuji Electric Co Ltd	939	44,739
Industrial Conglomerates - 4.3%
Hitachi Ltd	19,575	492,125
Professional Services - 1.6%
Recruit Holdings Co Ltd	2,731	190,602
Trading Companies & Distributors - 3.2%
ITOCHU Corp	7,969	366,925
TOTAL INDUSTRIALS		1,094,391

Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Tokyo Electron Ltd	653	110,151
TOTAL JAPAN		2,564,440
KOREA (SOUTH) - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
SK Hynix Inc	656	88,037
NETHERLANDS - 8.2%
Communication Services - 1.9%
Diversified Telecommunication Services - 1.9%
Koninklijke KPN NV	61,306	221,837
Financials - 1.7%
Banks - 1.7%
ING Groep NV	11,797	196,077
Industrials - 1.6%
Professional Services - 1.6%
Wolters Kluwer NV	1,041	189,798
Information Technology - 3.0%
Semiconductors & Semiconductor Equipment - 3.0%
ASML Holding NV	401	296,645
BE Semiconductor Industries NV	369	47,735
		344,380
TOTAL NETHERLANDS		952,092
NEW ZEALAND - 0.8%
Utilities - 0.8%
Electric Utilities - 0.8%
Contact Energy Ltd	17,762	93,174
SPAIN - 1.3%
Consumer Staples - 0.1%
Personal Care Products - 0.1%
Puig Brands SA Class B	400	8,058
Financials - 0.5%
Banks - 0.5%
CaixaBank SA	9,344	56,563
Utilities - 0.7%
Electric Utilities - 0.7%
Iberdrola SA	5,962	84,253
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA (a)	269	2,521
TOTAL UTILITIES		86,774

TOTAL SPAIN		151,395
SWEDEN - 3.0%
Financials - 1.1%
Financial Services - 1.1%
Investor AB B Shares	4,567	130,282
Industrials - 1.2%
Building Products - 0.7%
Assa Abloy AB B Shares	2,742	84,005
Machinery - 0.5%
Indutrade AB	2,193	60,601
TOTAL INDUSTRIALS		144,606

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.7%
Lagercrantz Group AB B Shares	3,586	76,327
TOTAL SWEDEN		351,215
SWITZERLAND - 2.4%
Consumer Discretionary - 1.0%
Textiles, Apparel & Luxury Goods - 1.0%
Cie Financiere Richemont SA Series A	608	117,538
Industrials - 1.4%
Electrical Equipment - 1.4%
ABB Ltd	3,027	164,827
TOTAL SWITZERLAND		282,365
TAIWAN - 2.5%
Information Technology - 2.5%
Semiconductors & Semiconductor Equipment - 2.5%
Taiwan Semiconductor Manufacturing Co Ltd	8,756	290,198
UNITED KINGDOM - 12.1%
Consumer Discretionary - 1.8%
Hotels, Restaurants & Leisure - 1.6%
Compass Group PLC	5,490	189,155
Household Durables - 0.2%
Bellway PLC	755	24,545
TOTAL CONSUMER DISCRETIONARY		213,700

Consumer Staples - 2.2%
Personal Care Products - 2.2%
Unilever PLC	4,518	258,778
Financials - 3.2%
Capital Markets - 2.4%
3i Group PLC	2,606	125,201
London Stock Exchange Group PLC	1,045	155,504
		280,705
Insurance - 0.8%
Direct Line Insurance Group PLC	26,624	88,404
TOTAL FINANCIALS		369,109

Health Care - 2.1%
Pharmaceuticals - 2.1%
Astrazeneca PLC	1,712	240,323
Industrials - 1.5%
Commercial Services & Supplies - 0.2%
Renewi PLC	2,773	27,575
Professional Services - 1.3%
RELX PLC	2,964	147,182
TOTAL INDUSTRIALS		174,757

Real Estate - 0.4%
Real Estate Management & Development - 0.3%
Grainger PLC	13,784	36,403
Specialized REITs - 0.1%
Big Yellow Group PLC (The)	1,435	16,991
TOTAL REAL ESTATE		53,394

Utilities - 0.9%
Multi-Utilities - 0.9%
National Grid PLC	8,868	107,580
TOTAL UNITED KINGDOM		1,417,641
UNITED STATES - 7.4%
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Alcon AG	423	38,884
Industrials - 3.3%
Electrical Equipment - 2.5%
Schneider Electric SE	1,130	286,596
Trading Companies & Distributors - 0.8%
Ferguson Enterprises Inc (United Kingdom)	555	100,194
TOTAL INDUSTRIALS		386,790

Materials - 3.8%
Chemicals - 0.8%
Linde PLC	215	95,915
Construction Materials - 3.0%
CRH PLC (United Kingdom)	3,427	341,971
TOTAL MATERIALS		437,886

TOTAL UNITED STATES		863,560
TOTAL COMMON STOCKS (Cost $9,289,028)		11,218,054

Money Market Funds - 3.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $406,677)	4.37	406,596	406,677

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $9,695,705)	11,624,731
NET OTHER ASSETS (LIABILITIES) - 0.4%	50,318
NET ASSETS - 100.0%	11,675,049

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $192,474 or 1.6% of net assets.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $192,474 or 1.6% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	245,315	1,510,098	1,348,736	4,092	-	-	406,677	406,596	0.0%
Total	245,315	1,510,098	1,348,736	4,092	-	-	406,677	406,596

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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